Components of Net Interest Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Loans and Leases	$ 938.7	$ 932.6	$ 942.2
Securities - Taxable	223.6	186.0	208.4
- Non-Taxable	25.0	29.5	33.5
Interest-Bearing Deposits with Banks	192.8	134.6	209.6
Federal Reserve Deposits and Other	28.5	14.0	12.3
Total Interest Income	1,408.6	1,296.7	1,406.0
Interest Expense
Deposits	230.0	201.0	207.0
Federal Funds Purchased	1.9	4.8	5.7
Securities Sold under Agreements to Repurchase	0.7	1.0	1.1
Other Borrowings	5.5	5.4	4.2
Senior Notes	64.4	48.6	44.0
Long-Term Debt	94.6	114.8	139.9
Floating Rate Capital Debt	2.4	2.4	4.3
Total Interest Expense	399.5	378.0	406.2
Net Interest Income	$ 1,009.1	$ 918.7	$ 999.8